Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K/A
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3P1
Amendment Description	Avino Gold and Silver (the “Company”) is furnishing this Amendment No. 1 on Form 6-K/A (the “Amendment”) to provide its six-month interim financial statements and Management’s Discussion & Analysis for the six months ended June 30, 2021 and to incorporate such financial statements and discussion into the Company’s registration statements referenced below.